Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw material, consumables	$ 433	$ 336
Work in progress	201	169
Finished products	1,475	1,394
Total inventories	$ 2,109	$ 1,899